17. INTANGIBLE ASSETS (Details 2) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Total intangibles	CAD 812,995	CAD 832,512
Intangible assets with finite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangibles	164,614	194,054
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangibles	1,158,939	1,152,600
Gross carrying amount [Member] | Intangible assets with finite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangibles	509,458	513,042	CAD 485,869
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangibles	(345,944)	(320,088)
Accumulated depreciation, amortisation and impairment [Member] | Intangible assets with finite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangibles	(344,844)	(318,988)	(300,983)
Intangible assets with indefinite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangibles	648,381	638,458
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangibles	649,481	639,558	627,611
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangibles	CAD (1,100)	CAD (1,100)	CAD (1,100)